RELATED PARTY TRANSACTION (Details Narrative) - USD ($)	Dec. 10, 2021	Jul. 01, 2021
Series B Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Preferred stock voting rights, description	The Company on December 10, 2021 amended their articles of incorporation to include a certificate of designation for a Series B Preferred Stock that is not convertible, but has voting rights of 10,000 votes per 1 share
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Due from related party		$ 50,000
Number of shares issued for services	300,000
Officer [Member] | Series B Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair value of shares issued for service		$ 50,000
Number of shares issued for services		300,000
Preferred stock voting rights, description		The only rights the Series B preferred Shares have are voting rights equivalent to 10,000 votes for each share